Accrued Liabilities (Details) - Schedule of accrued liabilities - Ambulnz, Inc. [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities (Details) - Schedule of accrued liabilities [Line Items]
Accrued laboratory fees		$ 4,267,665
Accrued payroll	$ 10,464,783	2,409,105	3,060,252
Medicare advance	1,945,814	2,397,024
FICA/Medicare liability	1,793,551	1,793,551
Accrued general expenses	3,975,877	1,437,684	354,082
Accrued fuel and maintenance	549,491	181,195	43,291
Accrued workers compensation	1,965,084	538,897	881,456
Other current liabilities	194,002	50,000
Accrued legal fees	1,251,463	1,172,425	97,425
Credit card payable	43,086	6,892	151,281
Total accrued liabilities	$ 39,172,931	$ 14,254,438	$ 4,587,787